Shareholders' capital	12 Months Ended
Dec. 31, 2019
Shareholders' capital
Shareholders' capital

13. Shareholders’ capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2019		2018
	Shares		Shares
Shareholders’ capital	(‘000s)	Amount ($M)	(‘000s)	Amount ($M)
Balance at January 1	152,704	4,008,828	122,119	2,650,706
Shares issued for acquisition	—	—	27,883	1,234,676
Shares issued for the Dividend Reinvestment Plan	1,417	34,937	1,179	49,051
Vesting of equity based awards	1,359	51,108	1,025	54,057
Shares issued for equity based compensation	552	15,868	314	12,565
Share-settled dividends on vested equity based awards	258	8,290	184	7,773
Balance at December 31	156,290	4,119,031	152,704	4,008,828

Vermilion is authorized to issue an unlimited number of common shares with no par value.

Dividends are approved by the Board of Directors and are paid monthly. Dividends declared to shareholders for the year ended December 31, 2019 were $427.3 million or $2.76 per common share (2018 - $388.1 million or $2.72 per common share).

Subsequent to the end of year-end and prior to the consolidated financial statements being authorized for issue on March 5, 2020, Vermilion declared dividends of $72.0 million or $0.23 per share for each of January and February of 2020.